Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Net

	December 31, 2018	December 31, 2017
	(in thousands)
Cost
Land	$3,476	$3,464
Building	86,621	88,411
Computer equipment and software	399,192	358,874
Office furniture and fixtures	83,215	78,372
Laboratory equipment	36,092	34,918
Leasehold improvements	25,827	24,097
Motor vehicles	144	42
	634,567	588,178
Less accumulated depreciation and asset write offs	(475,898)	(425,127)
Property, plant and equipment (net)	$158,669	$163,051